CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Operating activities
Net income for the period	$ 78,548	$ 45,264
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development	64,553	61,929
Deferred income and mining taxes	10,320	8,879
Environmental remediation	(6,232)
Gain on sale of available-for-sale securities and derivative financial statements	(895)	(6,428)
Stock-based compensation	15,772	21,026
Foreign currency translation loss	15,517	14,065
Other	3,694	5,935
Changes in non-cash working capital balances:
Trade receivables	(14,993)	41,383
Income taxes (payable) recoverable	19,869	(13,057)
Inventories	11,549	(16,595)
Other current assets	18,810	4,466
Accounts payable and accrued liabilities	(29,852)	(2,871)
Interest payable	9,837	10,770
Cash provided by operating activities	196,497	174,766
Investing activities
Additions to property,plant and mine development	(75,995)	(96,849)
Acquisition of Grayd Resource Corporation (note 13)	(9,322)
Decrease in short-term investments	579	2,201
Net proceeds on available-for-sale securities and other		8,764
Purchase of available-for-sale securities	(2,003)	(4,565)
Decrease (increase) in restricted cash	(2,167)	492
Cash used in investing activities	(88,908)	(89,957)
Financing activities
Dividends paid	(30,515)	(25,820)
Repayment of capital lease obligations	(3,112)	(3,053)
Repayment of long-term debt	(90,000)	(50,000)
Repurchase of common shares for restricted share unit plan	(12,031)	(3,723)
Common shares issued	3,580	10,031
Cash used in financing activities	(132,078)	(72,565)
Effect of exchange rate changes on cash and cash equivalents	518	629
Net increase (decrease) in cash and cash equivalents during the period	(23,971)	12,873
Cash and cash equivalents, beginning of period	179,447	95,560
Cash and cash equivalents, end of period	155,476	108,433
Supplemental cash flow information
Interest paid	4,093	3,229
Income and mining taxes paid	$ 4,305	$ 35,219